SCHWAB STRATEGIC TRUST

Schwab Fixed-Income ETFs

Schwab Intermediate-Term U.S. Treasury ETFTM

Supplement dated February 24, 2015 to the

Prospectus and Statement of Additional Information (the “SAI”), both dated April 30, 2014

This supplement provides new and additional information beyond that contained in the Prospectus and SAI and should be read in conjunction with the Prospectus and SAI.

Effective February 24, 2015, the management fee of Schwab Intermediate-Term U.S. Treasury ETF has been reduced, as follows:

	Current Management Fee	New Management Fee
Schwab Intermediate-Term U.S. Treasury ETF	0.10%	0.09%

Accordingly, the following changes to the Prospectus and SAI are effective February 24, 2015:

1.	The “Annual fund operating expenses” and “Expenses on a $10,000 investment” tables under the “Fund fees and expenses” section on page 7 of the Prospectus are deleted and replaced in their entirety with the following:

Annual fund operating expenses (expenses that you pay each year as a % of the value of your investment)
Management fees	0.09
Other expenses	None

Total annual fund operating expenses	0.09

Expenses on a $10,000 investment

1 year	3 years	5 years	10 years
$9	$29	$51	$115